Note D - Financing Arrangements (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 17, 2012	Oct. 01, 2010
Unsecured Debt	$ 5,000,000	$ 10,000,000		$ 17,000,000	$ 35,000,000
Debt Instrument, Basis Spread on Variable Rate	0.75%				0.75%
Line of Credit Facility, Amount Outstanding	19,300,000	20,000,000
Letters of Credit Outstanding, Amount	5,100,000
Line of Credit Facility, Remaining Borrowing Capacity	4,900,000	5,000,000
Interest Expense, Debt	122,000	179,000	175,000
Operating Leases, Rent Expense	1.1	866,000	852,000
LIBOR Rate Spread On Unsecured Bank Loan [Member]
Debt Instrument, Basis Spread on Variable Rate				0.75%
Bank Line Of Credit Maturing November 2013 [Member]
Line of Credit Facility, Maximum Borrowing Capacity	20,000,000
LIBOR Rate Spread On Bank Line Of Credit [Member]
Debt Instrument, Basis Spread on Variable Rate	0.75%
Bank Line Of Credit Maturing November 2012 [Member]
Letters of Credit Outstanding, Amount	700,000
Bank Line Of Credit Maturing May 2013 [Member]
Line of Credit Facility, Maximum Borrowing Capacity	10,000,000
Bank Line Of Credit Maturing May 2012 [Member]
Letters of Credit Outstanding, Amount		$ 5,000,000